FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Other Financial Assets and Liabilities
11(a)    Other financial assets and liabilities

	As of December 31,
	2023	2022
	US$’000	US$’000
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	2,902	1,553
	2,902	1,553
Financial assets at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	307	39
	307	39

Summary of Interest-bearing Loans and Borrowings
Interest bearing loans and borrowings are including current portion $53,737 and $45,576 as of December 31, 2023 and 2022, respectively.

	As of December 31,
	2023				2022
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000	%		‘000	US$’000
Interest-bearing loans and borrowings
Bank loans	4.94	Nov. 2024	AUD$4,543	3,104	4.94	Mar. 2044	AUD$4,589	3,113
Bank loans	—	—	—	—	4.50 ~ 4.90	Jul. 2023	RMB$30,100	4,321
Bank loans	5.11	Dec. 2024	SGD$6,000	4,551	5.42	Dec. 2023	SGD$6,000	4,470
Bank loans	7.27	Feb. 2024	THB$309,488	9,090	2.23	Feb. 2024	THB$312,602	9,100
Trust receipt	2.75 ~ 4.70	May 2024	THB$1,151,234	33,812	1.60 ~ 2.20	Jun. 2023	THB$1,133,838	33,006
Trust receipt	5.46 ~ 5.61	Apr. 2024	SGD$4,193	3,180	5.04 ~5.81	Apr. 2023	SGD$4,994	3,721
Total				53,737				57,731

Summary Of Foreign Currency Forward Contracts Assets And Liabilities

	2023		2022
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	307	74	39	6

Disclosure of detailed information about financial instruments
Set out below is a comparison of the carrying amounts and fair value of our Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2023	2022	2023	2022
	US$’000	US$’000	US$’000	US$’000
Financial assets-current
Financial assets at fair value through profit	307	39	307	39
Financial assets at amortized cost
Cash and cash equivalents	37,970	54,017	37,970	54,017
Trade receivables	104,955	81,982	104,955	81,982
Other receivables	1,670	2,397	1,670	2,397
Due from related parties	1,368	11,018	1,368	11,018
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,902	1,553	2,902	1,553
Financial assets at amortized cost
Long-term bank deposits*	1,454	1,354	1,454	1,354
Total	150,626	152,360	150,626	152,360

Financial liabilities-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	53,737	45,576	53,737	45,576
Trade and other payables	51,743	39,891	51,743	39,891
Due to related parties	7,941	16,613	7,941	16,613
Accruals	15,250	21,218	15,250	21,218
Financial liabilities-non-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	—	12,155	—	12,155
Total	128,671	135,453	128,671	135,453
*included in other non-current assets

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets

	Valuation technique	Significant unobservable inputs	Liquidity discount (2023 and 2022)	Sensitivity of the input to fair value
				2023	2022
Financial asset
Unquoted equity instrument	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $190	5% decrease in the discount would increase in fair value by $111

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income	A reconciliation of the beginning and closing balances is summarized below:

	2023	2022
	US$’000	US$’000
At January 1	1,553	2,929
Acquisitions	240	—
Recognized in other comprehensive income/(loss)	1,104	(1,352)
Exchange difference on translation	5	(24)
At December 31	2,902	1,553